Income Taxes (Tables)	12 Months Ended
Apr. 30, 2018
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	Income before income taxes is as follows:

	Year Ended April 30,
	2018	2017	2016
Domestic	$828.6	$836.8	$959.3
Foreign	32.4	41.6	18.6
Income before income taxes	$861.0	$878.4	$977.9

Components of the provision for income taxes resulting from the enactment of the Act
Accordingly, our income tax provision as of April 30, 2018, reflects the current year impacts of the Act and the following provisional estimates of our adjustments resulting directly from the enactment of the Act based on information available, prepared, or analyzed to date in reasonable detail.

(Provisional amounts recorded)	Year Ended April 30, 2018
Net impact on U.S. deferred tax assets and liabilities	$(791.9)
Transition tax	26.1
Net impact of adjustments	$(765.8)

Components of the provision for income taxes
The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2018	2017	2016
Current:
Federal	$277.9	$325.1	$342.5
Foreign	7.9	11.0	4.8
State and local	40.0	29.4	37.1
Deferred:
Federal	(802.3)	(78.3)	(32.1)
Foreign	0.5	1.6	1.3
State and local	(1.6)	(2.7)	(64.4)
Total income tax expense (benefit)	$(477.6)	$286.1	$289.2

Reconciliation of the statutory federal income tax rate and the effective income tax rate
A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
(Percent of Pre-tax Income)	2018	2017	2016
Statutory federal income tax rate	30.4%	35.0%	35.0%
Tax reform – net impact on U.S. deferred tax assets and liabilities (provisional)	(92.0)	—	—
Tax reform – transition tax (provisional)	3.0	—	—
Goodwill impairment	5.5	—	—
State and local income taxes	1.9	2.1	2.5
Domestic manufacturing deduction	(3.0)	(3.7)	(3.5)
Deferred tax benefit from integration	—	—	(5.2)
Other items – net	(1.3)	(0.8)	0.8
Effective income tax rate	(55.5)%	32.6%	29.6%
Income taxes paid	$336.8	$367.2	$290.5

Deferred tax assets and liabilities
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of our deferred tax assets and liabilities are as follows:

	April 30,
	2018	2017
Deferred tax liabilities:
Intangible assets	$1,393.6	$2,248.0
Property, plant, and equipment	98.5	129.8
Other	14.2	16.5
Total deferred tax liabilities	$1,506.3	$2,394.3
Deferred tax assets:
Post-employment and other employee benefits	$75.5	$146.3
Tax credit and loss carryforwards	0.2	1.8
Intangible assets	18.8	25.4
Inventory	5.9	10.5
Property, plant, and equipment	6.4	3.1
Other	25.2	43.8
Total deferred tax assets	$132.0	$230.9
Valuation allowance	(2.9)	(3.6)
Total deferred tax assets, less allowance	$129.1	$227.3
Net deferred tax liability	$1,377.2	$2,167.0

Reconciliation of unrecognized tax benefits
A reconciliation of our unrecognized tax benefits is as follows:

	2018	2017	2016
Balance at May 1,	$40.4	$46.3	$45.0
Increases:
Current year tax positions	1.1	0.7	3.3
Prior year tax positions	0.5	1.2	0.2
Acquired businesses	—	—	3.3
Decreases:
Prior year tax positions	—	0.9	0.9
Settlement with tax authorities	3.0	1.1	2.5
Expiration of statute of limitations periods	6.7	5.8	2.1
Balance at April 30,	$32.3	$40.4	$46.3